CONVERTIBLE NOTE, NET (Tables)	12 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Summary of warrants activity

A summary of warrants activity for the years ended September 30, 2021 and 2021 was as follows:

	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of September 30, 2019	—
Grants of Warrants on July 29, 2020	104,871	5 years	July 29,2025
Grants of Warrants on September 25, 2020	4,696	5 years	September 25,2025
Balance of warrants outstanding as of September 30, 2020	109,567	4.84 years
Grants of Warrants on October 14, 2020	4,815	5 years	October 14, 2025
Grants of Warrants on October 20, 2020	13,848	5 years	October 20, 2025
Grants of Warrants on October 29, 2020	15,619	5 years	October 29, 2025
Grants of Warrants on December 15, 2020	28,718	5 years	December 15, 2025
Grants of Warrants on February 25, 2021	23,152	5 years	February 25, 2026
Grants of Warrants on April 7, 2021	15,870	5 years	April 7, 2026
Grants of Warrants on May 18, 2021	8,599	5 years	May 18, 2026
Grants of Warrants on June 21, 2021	13,575	5 years	June 21, 2026
Grants of Warrants on July 13, 2021	37,177	5 years	July 13, 2026
Grants of Warrants on July 30, 2021	8,865	5 years	July 30, 2026
Grants of Warrants on September 8, 2021	6,556	5 years	September 8, 2026
Grants of Warrants on September 30, 2021	6,772	5 years	September 30, 2026
Balance of warrants outstanding as of September 30, 2021	293,133	4.25 years

Summary of key assumption used in estimates of warrants

The key assumption used in estimates are as follows:

	July 29, 2020	September 25, 2020	October 14, 2020	October 20, 2020	October 29, 2020	December 15, 2020	February 25, 2021	April 7, 2021	May 18, 2021
Terms of warrants	60 months	60 months	60 months	60 months	60 months	60 months	60 months	60 months	60 months
Exercise price	11.4618	10.2214	9.3041	8.6653	7.6830	5.1676	3.5418	3.3271	2.0312
Risk free rate of interest	0.21%	0.21%	0.29%	0.29%	0.29%	0.28%	0.58%	0.61%	0.69%
Dividend yield	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Annualized volatility of underlying stock	40.0%	39.0%	39.0%	39.0%	39.0%	40.0%	41.0%	40.0%	40.0%

	June 21, 2021	July 13, 2021	July 30, 2021	September 8, 2021	September 30, 2021
Terms of warrants	60 months	60 months	60 months	60 months	60 months
Exercise price	2.0312	1.6072	1.6072	1.1944	1.1944
Risk free rate of interest	0.69%	0.52%	0.52%	0.76%	0.76%
Dividend yield	0.00	0.00	0.00	0.00	0.00
Annualized volatility of underlying stock	40.0%	40.0%	40.0%	40.0%	40.0%